RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)		6 Months Ended			12 Months Ended
	Apr. 10, 2024 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Dividend payables						$ 706,000	$ 5,500,000	$ 706,000	$ 5,500,000
Transferred and remained in other receivables							$ 1,219,865
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Costs and expenses	$ 12,000,000
Loan amount	$ 1,780,000		1,800,000		$ 1,780,000
Defined contribution		$ 40,000		$ 40,000	$ 50,000
Transferred and remained in other receivables			$ 1,219,865